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CHASE VISTA TAX FREE FUNDS
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                              CHASE VISTA FUNDS(SM)

                                     ANNUAL
                                     REPORT
                    ----------------------------------------
                  Chase Vista.(SM) Setting the Global Standard.


                        CHASE VISTA TAX FREE INCOME FUND

                              CHASE VISTA NEW YORK
                              TAX FREE INCOME FUND

                       CHASE VISTA CALIFORNIA INTERMEDIATE
                                  TAX FREE FUND


                                 August 31, 1998

                                   Highlights

          During the reporting period, interest rates fell dramatically even though the U.S. economy continued to grow steadily.

          o As interest rates declined, many municipal bond issuers refinanced existing debt, creating a sharp increase in new issuance.

          o In the months ahead, the fundamentals for the municipal bond market appear favorable and we expect the ratio between Treasury and municipal bond yields to remain attractive.



                                    CONTENTS

          Chairman's Letter                                             3

          Chase Vista Tax Free Income Fund                              4
            Fund Commentary o Portfolio of Investments

          Chase Vista New York Tax Free Income Fund                    14
            Fund Commentary o Portfolio of Investments

          Chase Vista California Intermediate Tax Free Fund            23
            Fund Commentary o Portfolio of Investments

          Financial Statements                                         30

          Notes to Financial Statements                                33

          Financial Highlights                                         38

--------------------------------------------------------------------------------
INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
    CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
     INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                           Chase Vista Tax Free Funds
                               Chairman's Letter

                                                                 October 1, 1998

Dear Shareholder:

We are pleased to present this annual report for Chase Vista Tax Free Income Fund, Chase Vista New York Tax Free Income Fund and Chase Vista California Intermediate Tax Free Fund for the year ended August 31, 1998. Inside you will find information on the performance of each fund along with a report from the portfolio management team.


Interest Rates Trend Lower Despite Strong Economy

During the period, interest rates fell dramatically even though the U.S. economy continued to grow steadily, fueled by high employment, rising wages and strong consumer confidence. In this environment most municipalities enjoyed higher-than-expected tax revenues due to favorable economic conditions. Since the economy did not overheat, the Federal Reserve maintained its neutral monetary policy, as it has for more than a year and a half. The Fed has not raised short-term interest rates since March, 1997 and has not lowered them since December, 1996.

The decline in interest rates was largely due to two primary factors: benign domestic inflation and concerns over a slowdown in global economic growth brought on by economic and currency problems in southeast Asia and Russia. As interest rates declined, many municipalities refinanced existing debt, creating a sharp increase in new issuance. For 1998, the dollar amount of new bonds on the market is expected to exceed the new issuance record of $290 billion set in 1993.

The increase in supply was largely responsible for the narrow difference in yield between U.S. Treasuries and municipal bonds. Over the period, yields on municipal bonds rose to approximately 90 percent of the yields on U.S. Treasuries. The historical difference is usually around 80 percent. During the flat tax scare in 1995, the ratio was 91%, which, in retrospect, proved to be an excellent entry level for investors.

Looking ahead, our outlook for the tax-exempt fixed income market remains positive. Economic and currency problems in Asia continue to pose a serious threat to the global economy, which should keep interest rates trending lower. Moreover, inflation does not appear to be a problem going forward, even though the U.S. economy remains healthy. Given this backdrop, we would not be surprised to see the Federal Reserve lower short-term interest rates in the months ahead.

Sincerely,

/s/ Fergus Reid

Fergus Reid

                        Chase Vista Tax Free Income Fund

                             as of August 31, 1998
                                  (unaudited)

Fund Facts

                       Objective     Federal tax exempt income*

             Primary investments     Municipal bonds

 Suggested investment time frame     3-5 Years minimum

                Market benchmark     Lehman Municipal Bond Index

           Lipper Funds category     General Municipal Debt Funds Average


                                     Class A         Class B
                                     -------         -------

                  Inception date     9/8/87          11/4/93

                Newspaper symbol     TF Inc          not listed

                      Net assets     $61 Million     $15 Million

                Average maturity     26.3 years      26.3 years

                Average duration     8.6 years       8.6 years

                 Average quality     Aa/AA           Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality
[Square Chart]
Average Maturity/Quality: Long/High
[End Square Chart]
Source: Morningstar

                        Chase Vista Tax Free Income Fund

                             as of August 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of 9.38% for the one-year period ended August 31, 1998 (Class A shares, without sales charges). This compares to a return of 8.20% for the Lipper General Municipal Debt Funds Average and 8.65% for the unmanaged Lehman Municipal Bond Index.


How the Fund Was Managed

The Fund benefited from the sharp decline in interest rates during the period. The drop in rates was largely due to a flight to quality among investors, as the economic and currency problems in southeast Asia once again fanned fears of economic uncertainty around the globe.

While falling interest rates helped ignite a rally, it also led to a wave of refinancing and, in turn, a sharp increase in supply. This put some pressure on prices and caused yields to rise. We used the increase in supply to increase our investment in high quality issues with relatively attractive yields.

Finally, the Fund's slightly higher-than-average duration throughout the period contributed significantly to performance due to the decline in rates. During the reporting period, long-term interest rates, as measured by the benchmark 30-year Treasury bond, declined from 6.61% to 5.26%.


Where the Fund May Be Headed

We continue to hold an optimistic outlook for the tax-exempt bond market. Fears of a slowing global economy brought on by the economic turmoil in Asia and Russia should prevent interest rates from rising significantly. In fact, we intend to use any upturn in interest rates as a potential opportunity to further extend duration.

Additionally, the ratio between Treasury and municipal bond yields is likely to remain attractive since dealers are still having difficulty placing new issues. As always, we will continue to strive to provide shareholders with a relatively attractive yield while emphasizing a diversified portfolio among securities with high credit quality.

                        Chase Vista Tax Free Income Fund

                             as of August 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[Pie Chart]

Investments (91.9%)
Cash/Other   (8.1%)
[End Pie Chart]

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                  1 Year            5 Years            10 Years
                                  ------            -------            ---------
 Class A Shares
  Without Sales Charge            9.38%             5.54%               8.92%
  With Sales Charge*              4.46%             4.58%               8.42%

 Class B Shares
  Without CDSC                    8.45%             4.70%               8.48%
  With CDSC**                     3.45%             4.37%               8.48%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* The maximum sales charge for A shares is 4.50%.

** Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been reinstated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.

                        Chase Vista Tax Free Income Fund

                             as of August 31, 1998
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Visa Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[Mountain Chart]

                                                           Lipper
                                                           General
                    Chase Vista        Lehman              Muni
                    Tax Free           Muni Bond           Debt Funds
                    Income Fund        Index               Avg.
 1988                9550              10000               10000
 1989               10657.8            11098.1             11124.2
 1990               11195.8            11811.2             11655.2
 1991               12748.1            13204.5             13023.3
 1992               14672.1            14681.1             14507.8
 1993               17142              16421               16305.1
 1994               16833.3            16444.9             16112.8
 1995               17933.1            17903.5             17292.1
 1996               18808.5            18839.5             18103.5
 1997               20528              20584.9             19704.6
 1998               22454              22385.7             21319

[End Mountain Chart]

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Average from August 31, 1988 to August 31, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Debt Funds Average represents the average performance of a universe of 258 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1998


  Principal
   Amount    Issuer                               Value
----------------------------------------------------------------
Long Term Municipal Bonds -- 100.9%
----------------------------------------------------------------
              California -- 13.4%
$  150,000    California Board of Regents, UCLA,
               Educational Facilities Authority,
               Prerefunded, Rev., 7.00%,
               09/01/00                            $  162,793
   150,000    California Educational Facilities
               Authority, Pepperdine Univ., Rev.,
               7.20%, 11/01/15                        164,130
 4,000,000    California Statewide Community
               Development Authority, Sherman
               Oaks Project, Series A, Insured,
               Rev., 5.00%, 08/01/22                4,027,680
   150,000    Orange County Water District, COP,
               5.75%, 08/15/14                        156,291
 2,500,000    San Francisco, California, City &
               County Community International
              Airport, 2nd Series, Issue 18A,
               Rev., 5.25%, 05/01/12                2,633,600
 2,800,000    South Orange County Public
               Financing Authority, Senior Lien,
               Series A, Insured, +, Special Tax
               Rev., 6.20%, 09/01/13                3,111,808
                                                   ----------
                                                   10,256,302
                                                   ----------
              Colorado -- 2.0%
 1,500,000    Denver Colorado, Health & Hospital,
               Series A, Rev., 5.38%, 12/01/18      1,496,190
                                                   ----------
              Georgia -- 9.2%
 2,000,000    Fulton County, Georgia, School
               District, GO, 5.25%, 01/01/15        2,126,680
 2,000,000    Georgia State, GO, 4.00%, 07/01/12    1,895,780
 2,700,000    Municipal Electric Authority of
               Georgia, Project One, Sub-Series A,
               Rev., 6.25%, 01/01/14                2,983,203
                                                   ----------
                                                    7,005,663
                                                   ----------

                       See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)

  Principal
   Amount    Issuer                                Value
-----------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
-----------------------------------------------------------------
             Illinois -- 0.4%
$  100,000    Chicago Illinois Public Building
               Commission, Series A, Rev.,
               7.75%, 01/01/06                      $   103,397
   150,000    Chicago O'Hare Intl. Airport, Series
               A, Rev., 7.50%, 01/01/03                 159,421
    65,000    Illinois Housing Development
               Authority, Series A, Rev.,
               8.00%, 06/01/26                           68,433
                                                    -----------
                                                        331,251
                                                    -----------
              Kansas -- 5.2%
 3,500,000    Kansas City, Kansas, Utility System,
               Rev., 6.38%, 09/01/23                   3,942,680
                                                    -----------

              Maryland -- 0.2%
   115,000    Maryland State Community
               Development Administration,
               Housing & Community
               Development, Single Family
              Housing Program, 2nd Series,
               Rev.,7.60%, 04/01/23                     120,491
                                                    -----------
              Massachusetts -- 6.3%
 2,500,000    Massachusetts State Consolidated
               Loan, Series C, GO, 5.25%,
               08/01/12                               2,627,725
    70,000    Massachusetts State Housing Finance
               Authority, Series H, Rev., 7.75%,
               12/01/20                                  72,917
 1,000,000    Massachusetts State Port Authority,
               Series A, Rev., 5.00%, 07/01/27          981,950
 1,000,000    New England Education Loan
               Marketing Corp., Massachusetts
               Student Loan, Sub-Issue H, Rev.,
               6.90%, 11/01/09                        1,120,890
                                                    -----------
                                                      4,803,482
                                                    -----------
              Michigan -- 2.2%
 1,000,000    Michigan State Housing Authority,
               Rental Housing, Series B, Rev.,
               7.55%, 04/01/23                        1,079,130

                       See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)

  Principal
   Amount    Issuer                               Value
--------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
--------------------------------------------------------------
$  500,000    Wayne County, Michigan, Building
               Authority, Series A, GO, 8.00%,
               03/01/17                            $ 574,310
                                                   ---------
                                                   1,653,440
                                                   ---------
              Montana -- 1.5%
 1,100,000    Montana State, Long Range Building
               Program, Series D, GO, 5.38%,
               08/01/12                            1,166,473
                                                   ---------
              Missouri -- 1.1%
   720,000    Sikeston Missouri Electric, Rev.,
               6.00%, 06/01/16                       826,121
                                                   ---------
              Nevada -- 0.2%
   130,000    Nevada Housing Division, Single
               Family Housing Rev., 8.20%,
               10/01/19                              142,508
                                                   ---------
              New Jersey -- 12.3%
 1,000,000    Camden County, New Jersey IAR,
               Health Systems, Catholic Health
               East, Series A, Insured, Rev.,
               5.00%, 11/15/28                       989,160
 2,000,000    Essex County, New Jersey, Utilities
               Authority, Solid Waste, Series A,
               Insured, Rev., 6.00%, 04/01/06      2,228,900
 3,455,000    Middletown Township, New Jersey,
               Board of Education, Insured, GO,
               5.8%, 08/01/20                      3,696,366
 1,500,000    New Jersey State, Educational
               Facilities Authority, Fairleigh
               Dickinson University, Series G,
               Rev., 5.75%, 07/01/27               1,495,590
 1,000,000    Ocean County, New Jersey, GO,
               4.60%, 10/01/14                       984,330
                                                   ---------
                                                   9,394,346
                                                   ---------

                       See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)

   Principal
    Amount     Issuer                                   Value
---------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
               New York -- 17.5%
 $2,000,000    Long Island Power Authority, New
                York, Electric Systems, Series A,
                Insured, Rev., 5.50%, 12/01/13          $2,193,260
  2,450,000    New York City, New York, Series A,
                Insured, GO, 6.25%, 08/01/09             2,767,373
    500,000    New York State, Dorm Authority,
                IDA, Mt. St. Vincent College,
                Rev., +, 7.00%, 05/01/08                   549,460
  1,700,000    New York University Educational
                Facilities, Series A, Insured, Rev., +,
                5.75%, 07/01/27                          1,939,003
  5,000,000    Port Authority, New York & New
                Jersey, Consolidated 93rd Series,
                Rev., 6.13%, 06/01/2094                  5,882,000
                                                        ----------
                                                        13,331,096
                                                        ----------
               Ohio -- 6.2%
  4,000,000    Cleveland Ohio Public Power System
                First Mortgage -- Series A,
                Prerefunded, +, Rev., 7.00%,
                11/15/04                                 4,713,520
                                                        ----------
               Pennsylvania -- 4.6%
  3,000,000    Delaware Valley, Pennsylvania,
                Regional Finance Authority, Local
                Government, Series A, Insured,
                GO, 5.50%, 08/01/28                      3,290,910
    230,000    New Castle Pennsylvania Area
                Hospital Authority Refunding,
                St. Francis Hospital, Series A,
                6.50%, 11/15/17                            244,260
                                                        ----------
                                                         3,535,170
                                                        ----------
               Puerto Rico -- 3.9%
  3,000,000    Puerto Rico Commonwealth,
                Highway & Transportation
                Authority, Series A, Rev.,
                4.75%, 07/01/38                          2,900,940
     75,000    Puerto Rico Urban Renewal &
                Housing, Rev., 7.88%, 10/01/04              79,295
                                                        ----------
                                                         2,980,235
                                                        ----------

                         See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)

  Principal
    Amount    Issuer                                  Value
--------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
--------------------------------------------------------------------
              South Carolina -- 5.3%
$3,500,000    Piedmont Municipal Power Agency,
               South Carolina, Electric, Series A,
               Rev., 6.60%, 01/01/21                  $ 3,505,040
              South Carolina Housing Finance &
               Development Authority, Fairway
               Apts. Project, Rev.,
   250,000     7.63%, 04/01/33                            263,433
   250,000     Series B, Rev., 7.80%, 07/01/09            258,308
                                                      -----------
                                                        4,026,781
                                                      -----------
              South Dakota -- 0.1%
   100,000    South Dakota Housing Development
               Authority, Series A, Rev., 5.88%,
               05/01/12                                   104,728
                                                      -----------
              Utah -- 0.3%
   250,000    Utah State Board of Regents, Student
               Loan, Series F, Rev., 7.45%, 11/01/08      267,118
                                                      -----------
              Virgin Islands -- 4.7%
   500,000    Virgin Islands, Escrowed to Maturity,
               GO, 7.00%, 10/01/02                        559,565
 3,000,000    Virgin Islands, Public Finance
               Authority, Series A, Rev.,
               5.50%, 10/01/22                          3,063,900
                                                      -----------
                                                        3,623,465
                                                      -----------
              Virginia -- 3.9%
   100,000    Fairfax County Economic, Ogden
               Martin Sys. Project, Series A, Rev.,
               7.75%, 02/01/11                            104,555
17,000,000    Pocahontas Parkway Association,
               Virginia, Toll Road, Series B, Rev.,
               Zero coupon, 08/15/29                    2,849,710
                                                      -----------
                                                        2,954,265
                                                      -----------

                       See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)

  Principal
    Amount                         Issuer                               Value
--------------------------------------------------------------------------------------
Long Term Investments (continued)
--------------------------------------------------------------------------------------
                                   Washington -- 0.4%
$ 250,000                          Washington State Public Power
                                    Supply, Nuclear Project, Series B,  $   298,185
                                    Rev., 7.25%, 07/01/09
--------------------------------------------------------------------------------------
                                   Total Long Term Municipal Bonds --
                                    (Cost $72,943,850)                   76,973,510
--------------------------------------------------------------------------------------
Short Term Investments--1.7%
--------------------------------------------------------------------------------------
  Shares
                                   Money Market Funds -- 1.7%
  130,155                            Provident Municipal Cash Money
                                     Market Fund                            130,155
1,197,717                          Provident Municipal Money Market
                                     Fund                                 1,197,717
--------------------------------------------------------------------------------------
                                   Total Short Term Investments
                                   (Cost $1,327,872)                      1,327,872
--------------------------------------------------------------------------------------
                                   Total Investments -- 102.6%
                                   (Cost $74,271,722)                   $78,301,382
-------------------------------------------------------------------------------------
Short Municipal Futures
-----------------------

              Expiration      Number of     Original      Value at      Unrealized
Description   Date            Contracts     Cost          08/31/98      Depreciation
-------------------------------------------------------------------------------------
Municipal     September       20            $2,478,587    $2,532,500    ($ 53,913)
Bond          1998
Future
-------------------------------------------------------------------------------------

                         See notes to financial statements.

                   Chase Vista New York Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)

Fund Facts

                       Objective     Income exempt from federal and
                                     New York state and city taxes*

             Primary investments     New York municipal bonds

 Suggested investment time frame     3-5 years minimum

                Market benchmark     Lehman Municipal Bond Index

           Lipper Funds category     NY Tax Exempt Municipal Debt
                                     Funds Average


                                     Class A          Class B
                                     -------          -------

                  Inception date     9/8/87           11/4/93

                Newspaper symbol     NY TF            not listed

                      Net assets     $111 Million     $15 Million

                Average maturity     20.8 years       20.8 years

                Average duration     8.2 years        8.2 years

                 Average quality     A/A              A/A

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality
[Square Chart]
Average Maturity/Quality: Long/Med.
[End Square Chart]

Source: Morningstar

                    Chase Vista New York Tax Free Income Fund
                              as of August 31, 1998
                                   (unaudited)

How the Fund Performed

Chase Vista New York Tax Free Income Fund, which seeks to provide triple tax exempt income through a portfolio of higher quality longer term municipal bonds, had a total return of 9.03% for the year ended August 31, 1998. (Class A shares, without a sales charge). This compares to a return of 8.27% for the Lipper New York Tax Exempt Municipal Debt Funds Average and 8.65% for the unmanaged Lehman Municipal Bond Index.


How the Fund Was Managed

Early in the period, management shortened the Fund's duration to take advantage of relatively attractive valuations in the 15-year maturity range. As the period progressed and the impact of the economic problems in Asia became a concern among investors, management extended the Fund's duration in anticipation of falling interest rates.

This strategy proved successful as interest rates tumbled sharply, particularly in the final four months of the period. While the drop in interest rates fueled higher bond prices, it also led to a sharp increase in new issuance, which kept prices from rising even more.

Finally, the Fund also benefitted from its investments in New York City obligations, which have performed well since receiving a credit upgrade last February. The Fund's exposure to Puerto Rico general obligation bonds and U.S. territorial paper as well as electric utility bonds also proved beneficial to shareholders.


Where the Fund May Be Headed

Looking ahead, the New York calendar remains heavy, which should provide an opportunity to purchase securities with attractive yields compared with other tax-exempt bonds. As more supply emerges, we expect municipal/Treasury ratios to increase.

Finally, if the current crisis in Asia remains a factor in the global economy, we do not anticipate a significant increase in interest rates anytime soon. Given this belief, we intend to maintain the Fund's above-average duration compared to the benchmark in the months ahead.

                    Chase Vista New York Tax Free Income Fund
                              as of August 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested

[Pie Chart]

Investments (98.2%)
Cash/Other (1.8%)
[End Pie Chart]

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                  1 Year            5 Years            10 Years
                                  ------            -------            --------
Class A Shares
  Without Sales Charge            9.03%             5.54%               8.33%
  With Sales Charge*              4.12%             4.57%               7.83%
 Class B Shares
  Without CDSC                    8.27%             4.79%               7.95%
  With CDSC**                     3.27%             4.46%               7.95%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* The maximum sales charge for A shares is 4.50%.

** Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.

                   Chase Vista New York Tax Free Income Fund
                             as of August 31, 1998
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista New York Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[Mountain Chart]

                                                          Lipper
                     Chase Vista                          New York
                     New York         Lehman              Tax Exempt
                     Tax Free         Muni Bond           Muni Debt
                     Income Fund      Index               Funds Avg.
1988                  9550            10000               10000
1989                 10697            11098.1             11113.2
1990                 11169.2          11811.2             11658.4
1991                 12500.7          13204.5             13013.3
1992                 14198            14681.2             14562.2
1993                 16242.4          16421               16420.7
1994                 16102            16444.9             16196.1
1995                 17199.4          17903.6             17214.3
1996                 17922.4          18839.5             17987.1
1997                 19507.7          20585               19565.8
1998                 21268.7          22365.8             21186.8

[End Mountain Chart]

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista New York Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Tax Exempt Municipal Debt Funds Average from August 31, 1988 to August 31, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect investment of all dividends and capital gains on securities included in the benchmark.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance. The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Tax Exempt Municipal Debt Funds Average represents the average performance of a universe of 98 actively-managed New York tax-exempt municipal bond mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments August 31, 1998


   Principal
    Amount     Issuer                                  Value
-----------------------------------------------------------------------
Long Term Municipal Bonds -- 94.8%
-----------------------------------------------------------------------
 $4,000,000    Long Island Power Authority, New
                York, Electric Systems, Series A,
                Insured, Rev., 5.50%, 12/01/13         $  4,386,520
    550,000    Monroe County, New York, IDA,
                Public Improvement, Canal Ponds
                Park, Series A, Rev., 7.00%, 06/15/13       605,435
  2,480,000    Monroe County, New York, Public
                Improvement, Series A, GO,
                6.00%, 03/01/08                           2,814,254
               Nassau County, New York,
  3,260,000     Series P, Insured, Prerefunded, GO,
                 6.40%, 11/01/04                          3,740,491
  3,665,000    Series P, Insured, Prerefunded, GO,
                 6.40%, 11/01/04                          4,219,551
               New York City IDA,
  3,010,000    Brooklyn Navy Yard Cogeneration
                Partners, Rev., 6.20%, 10/01/22           3,375,956
    500,000    Civil Facility, College of
                Mt. St. Vincent, Rev., +, 7.00%,
                05/01/08                                    549,460
  1,430,000    Civil Facility, New York Blood
                Center, Inc., Prerefunded, Rev.,
                7.20%, 05/01/04                           1,650,620
  1,500,000    Civil Facility, YMCA Greater New
                York Project, Rev., 5.80%,
                08/01/16                                  1,585,635
               New York City, New York,
  1,000,000     Series A, Insured, GO, 6.25%,
                 08/01/08                                 1,141,790
  1,000,000     Series B, GO, 7.50%, 02/01/03             1,118,340
    390,000     Series D, Escrowed to Maturity,
                 GO, 3.00%, 08/01/01                        380,823
    610,000     Series D, GO, 3.00%, 08/01/01               596,964
    160,000     Series F, GO, 8.25%, 11/15/02               183,323
    840,000     Series F, Prerefunded, GO, 8.25%,
                 11/15/01                                   962,449
  5,000,000     Series J, GO, 5.35%, 08/01/12             5,218,500

                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)

   Principal
    Amount     Issuer                                Value
---------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
 $5,000,000    New York City, New York,
                Transitional Financing Authority,
                Future Tax Secured, Series A, Rev.,
                5.00%, 08/15/27                      $  4,909,800
               New York State, Dorm Authority,
  2,000,000     Fordham University, Rev., 5.00%,
                 07/01/28                               1,972,400
  5,000,000    Mental Health Services Facilities,
                Series B, Insured, Rev., 5.00%,
                02/15/28                                4,909,100
  2,550,000    Niagara Nursing Home, Insured,
                Rev., 5.55%, 08/01/27                   2,673,344
  1,275,000    State University Educational
                Facilities, Series A, Prerefunded,
                Rev., 6.00%, 05/15/05                   1,440,725
               New York State, Environmental
                Facilities Corp., Pollution Control,
                State Water Revolving Fund,
  3,000,000     New York City Municipal Water
                 Authority, Rev., 5.75%, 06/15/12       3,352,410
    735,000     Series A, Insured, Rev., 7.00%,
                 06/15/09                                 802,017
  1,500,000     Series A, Rev., 7.25%, 06/15/10         1,659,035
               New York State, Housing Finance
                Agency, Series A, Rev.
    300,000     6.95%, 08/15/12                           325,911
    860,000     8.00%, 11/01/08                           936,996
  4,005,000    New York State, Local Government
                Assistance Corp., Series A, Insured,
                Rev., 5.25%, 04/01/16                   4,241,736
               New York State, Medical Care
                Facilities Financing Authority,
    745,000     Insured Mortgage, +, Rev., 7.88%,
                 08/15/20                                 813,883
    375,000     Series 64, Rev., 8.00%, 02/15/28          383,805
  1,000,000    New York State, Municipal Bond
                Bank, Buffalo Special Project, Rev.,
                6.88%, 03/15/06                         1,104,980

                         See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)

   Principal
    Amount     Issuer                                Value
---------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
               New York State, Thruway Authority,
                Service Contract, Local Highway &
                Bridges,
 $4,615,000     Transportation Fund, Series C,
                 Insured, Rev., 5.25%, 04/01/10       $  4,905,330
  2,500,000     Transportation Fund, Series C,
                 Insured, Rev., 6.00%, 04/01/11          2,762,700
  2,205,000    New York State, Urban Development
                Corp., Center for Individual
                Innovation, Rev., 5.50%, 01/01/13        2,354,014
  5,000,000    Niagara, New York, Frontier
                Transportation Authority, Greater
                Buffalo International Airport,
                Insured, +, Rev., 5.75%, 04/01/04        5,394,850
               Port Authority of New York & New
                Jersey,
  5,000,000     Consolidated 93rd Series, Rev.,
                 6.13%, 06/01/2094                       5,882,000
  3,000,000     Special Obligation, 3rd Installment,
                 Special Project KIAC-4, Rev.,
                 7.00%, 10/01/07                         3,407,760
  2,500,000    Puerto Rico Commonwealth, GO,
                5.00%, 07/01/27                          2,462,275
  5,000,000    Puerto Rico Commonwealth,
                Highway & Transportation
                Authority, Series A, Rev., 4.75%,
                07/01/38                                 4,834,900
  2,000,000    Puerto Rico Industrial Med &
                Environmental Pollution Facilities
                Financing Authority, Rev., 6.45%,
                12/01/25                                 2,217,300
  5,000,000    Rensselaer New York Municipal
                Leasing Corp., Rensselaer County
                Nursing Home Rev., +, 6.90%,
                06/01/24                                 5,556,400
  1,000,000    Triborough Bridge & Tunnel
                Authority of New York, Special
                Obligation, Series A, Insured, Rev.,
                6.60%, 01/01/05                          1,077,640

                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)

   Principal
    Amount     Issuer                             Value
-----------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
-----------------------------------------------------------------
 $5,000,000    Virgin Islands, Public Finance
                Authority, Series A, Rev., 5.50%,
                10/01/22                          $ 5,106,500
  1,150,000    Virgin Islands, Public Finance
                Authority, Series A, Prerefunded,
                Rev., 7.25%, 10/01/02               1,317,014
  1,000,000    Virgin Islands, Water & Power
                Authority Electric System, Rev.,
                5.30%, 07/01/18                     1,008,680
  1,000,000    Virgin Islands, Water & Power
                Authority Electric System, Rev.,
                5.30%, 07/01/21                     1,006,040
               Westchester County, New York IDA,
  1,050,000     AGR Realty Co., Rev., 5.75%,
                 01/01/02                           1,094,425
  2,000,000     Resource Recovery, Resco Co.
                 Project, Series A, Rev., 5.70%,
                 07/01/08                           2,169,360
  1,150,000    Westchester County, New York, GO,
                6.70%, 11/01/06                     1,356,528
  1,000,000    Western Nassau County, New York,
                Water Authority Water
                Systems,Insured, Rev., 5.50%,
                05/01/16                            1,057,530
  2,000,000    Western Nassau County, New York,
                Water Authority Water Systems,
                Insured, Rev., 5.65%, 05/01/26      2,123,740
-------------------------------------------------------------
               Total Long Term Municipal Bonds
               (Cost $112,212,450)                119,151,239
-------------------------------------------------------------
Short Term Investments -- 3.9%
-------------------------------------------------------------

   Shares
-------------------------------------------------------------
               Money Market Funds -- 3.9%
  4,954,774    Provident New York Money Market
                Fund
               (Cost $4,954,774)                    4,954,774
=============================================================

                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments August 31, 1998 (continued)

 Shares
-------------------------------------------------------------
         Total Short Term Investments
         (Cost $4,954,774)                       $  4,954,774
-------------------------------------------------------------
         Total Investments -- 98.7%
         (Cost $117,167,224)                     $124,106,013
-------------------------------------------------------------
Short Municipal Futures
-----------------------

              Expiration      Number       Original     Value at     Unrealized
Description      Date      of Contracts      Cost       08/31/98    Depreciation
--------------------------------------------------------------------------------
Municipal     September        32         $3,965,742   $4,052,000    ($ 86,258)
Bond          1998
Future
--------------------------------------------------------------------------------

                       See notes to financial statements.

                Chase Vista California Intermediate Tax Free Fund

                              as of August 31, 1998
                                   (unaudited)

Fund Facts

                       Objective     Income exempt from federal and
                                     California state taxes*

             Primary investments     California municipal bonds

 Suggested investment time frame     3-5 years minimum

                Market benchmark     Lehman Municipal Bond Index
                                     Lehman California Intermediate
                                     Municipal Bond Index

           Lipper Funds category     California Intermediate Municipal Debt
                                     Funds Average


                                     Class A
                                     -------

                  Inception date     7/16/93

                Newspaper symbol     CA TF Int

                      Net assets     $24 Million

                Average maturity     9.7 years

                Average duration     6.2 years

                 Average quality     Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality
[Square Chart]
Average Maturity/Quality: Int./High
[End Square Chart]

Source: Morningstar

               Chase Vista California Intermediate Tax Free Fund

                             as of August 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista California Intermediate Tax Free Fund, which seeks to provide double tax-exempt income through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 7.81% for the year ended August 31, 1998. (Class A Shares without a sales charge). This compares to a return of 6.79% for the Lipper California Intermediate Municipal Debt Funds Average and 7.56% for the Lehman California Municipal Bond Index.


How the Fund Was Managed

Management's decision to extend the Fund's average duration proved rewarding to shareholders as interest rates trended lower. The yield on the 30-year Treasury bond, the key benchmark of long-term interest rate activity, declined from 6.61% at the start of the period to a historic low of 5.26% on August 31, 1998.


Management's decision to extend the Fund's duration was motivated by two primary factors: concerns that the currency and economic crisis in Asia and Russia would have a spillover effect on other global economies and the growing lack of supply in California bonds.

The Fund's investment in non-callable bonds also proved beneficial. This enabled us to avoid having to reinvest proceeds from bonds called prior to maturity at lower interest rates. We continued to upgrade credit quality during the period.


Where the Fund May Be Headed

Looking ahead, our outlook remains positive. We expect a further slowdown in economic activity (and further pressure on interest rates) due to the degree of the financial meltdown in Asia and Russia and its subsequent impact on many markets around the world.

Additionally, high-quality California bonds with relatively attractive yields remain in short supply, which should help raise their values going forward. Given this outlook, management plans to maintain the Fund's slightly higher-than-average duration in the months ahead.

                Chase Vista California Intermediate Tax Free Fund

                              as of August 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested


[Pie Chart]

Investments (98.6%)
Cash/Other (1.4%)
[End Pie Chart]

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                 Since
                                1 Year       5 Years       Inception (7/16/93)
                                -----        -------       -------------------
 Class A Shares
  Without Sales Charge          7.81%         5.63%               5.69%
  With Sales Charge*            2.96%         4.67%               4.75%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

*The maximum sales charge for A shares is 4.50%.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

                Chase Vista California Intermediate Tax Free Fund

                              as of August 31, 1998
                                   (unaudited)

5-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista California Intermediate Tax Free Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[Mountain Chart]

                                                  Lehman            Lipper
               Chase Vista                        California        California
               California         Lehman          Intermediate      Intermediate
               Tax Free           Muni Bond       Muni Bond         Muni Debt
               Income Fund        Index           Index             Funds Avg.
1993            9550              10000           10000             10000
1994            9763.45           10191.8         10311.7           10253.1
1995           10500.9            11095.8         11225.4           10911.1
1996           11025.5            11675.8         11714.7           11379.9
1997           11848.1            12757.6         12716.4           12215.7
1998           12773.9            13861.3         13678.5           13051.6

[End Mountain Chart]

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista California Intermediate Tax Free Fund, the Lehman Municipal Bond Index, the Lehman California Intermediate Municipal Bond Index and the Lipper California Intermediate Municipal Debt Funds Average from July 16, 1993 to August 31, 1998. The Fund's performance includes a 4.50% sales charge and assumes the reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes. The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman California Intermediate Municipal Bond Index is a total return performance benchmark for the California investment grade tax exempt bond market. Bonds included in the Lehman California Intermediate Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper California Intermediate Municipal Debt Funds Average represents the average performance of a universe of 34 actively-managed California tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments August 31, 1998


   Principal
    Amount     Issuer                                  Value
----------------------------------------------------------------------
Long Term Municipal Bonds -- 88.5%
----------------------------------------------------------------------
 $1,500,000    California State, Insured, +, GO,
                6.50%, 02/01/07                        $ 1,748,205
  1,400,000    California State, Insured, +, GO,
                6.20%, 09/01/05                          1,589,182
    250,000    California State, Public Works Board,
                Lease Revenue, Series A, Rev.,
                6.00%, 09/01/01                            265,675
  1,000,000    Contra Costa California Transition
                Authority, Series A, Insured, Rev.,
                6.00%, 03/01/08                          1,139,810
  1,850,000    Contra Costa California Water
                District, Series G, Insured, Rev.,
                5.75%, 10/01/14                          2,002,089
  1,995,000    Fallbrook California, United High
                School District, San Diego County,
                Insured, GO, t, 5.38%, 09/01/12          2,161,902
    200,000    Irvine Ranch Water District, Issue 11,
                Rev., 7.60%, 08/15/99                      200,348
  1,010,000    La Mesa-Spring Valley, California,
                School Districts, Capital Projects
                Refinancing, Insured, COP, 5.50%,
                09/01/11                                 1,105,465
  1,000,000    Los Angeles County, California,
                Transition Community, Sales Tax,
                Proposition C, 2nd Series, Series A,
                Insured, Rev., 5.88%, 07/01/02           1,074,790
    375,000    Los Angeles County, California,
                Union School District, Series A,
                Insured, GO, 6.00%, 07/01/15               431,006
  1,000,000    Northern California, Power Agency,
                Public Power, Geothermal Project,
                Series A, Insured, Rev., 5.80%,
                07/01/09                                 1,125,980
  1,000,000    Redwood City, California, Elementary
                School District, Insured, GO,
                5.00%, 08/01/16                          1,029,890

                       See notes to financial statements.

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments August 31, 1998 (continued)

   Principal
    Amount     Issuer                                 Value
---------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
---------------------------------------------------------------------
$ 1,000,000    Riverside County, California Trans.
                Common Sales Tax Rev., Series A,
                Insured, +, Rev., 6.00%, 06/01/08     $ 1,142,720
  1,000,000    San Francisco California, City &
                County Airport Community
                International Airport, 2nd Series,
                Issue 18A, Insured, Rev., 6.00%,
                05/01/04                                1,099,380
  1,000,000    Santa Clara County, California,
                Financing Authority, Lease, Series
                A, Insured, Rev., 5.75%, 11/15/13       1,122,380
  1,200,000    South Orange County Public
                Financing Authority, Special Tax,
                Senior Lien, Series A, Insured,
                Special Tax, 6.20%, 09/01/13            1,333,632
  1,000,000    University of California, UC Medical
                Center, Insured, Rev., 10.00%,
                07/01/06                                1,383,650
    705,000    Valley Health Systems California
                Hospital, Improvement Project,
                Series A, Rev., 5.25%, 05/15/99           711,888
  1,000,000    Victor Valley California, High School
                District Capital Appreciation Bond,
                Insured, GO, 0.00%, 09/01/10              576,700
                                                      -----------
               Total Long Term Municipal Bonds
               (Cost $20,149,300)                      21,244,692
-----------------------------------------------------------------
Short Term Investments -- 10.5%
-----------------------------------------------------------------
               Floating Rate Demand Notes -- 8.3%
  1,000,000    California State, Economic
                Development Financing Authority,
                California Independent Systems
                Project, Series A, Rev., 2.70%,
                09/03/98                                1,000,000

                       See notes to financial statements.

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments August 31, 1998 (continued)

   Principal
    Amount     Issuer                                  Value
-----------------------------------------------------------------
Short Term Investments -- (continued)
-----------------------------------------------------------------
$ 1,000,000    California State, Pollution Control
                Financing PCR, Pacific Gas &
                Electric, Series F, Rev., 3.50%,
                09/03/98                               $1,000,000
                                                       ----------
               Total Floating Rate Demand Notes
               (Cost $2,000,000)                        2,000,000
=================================================================


   Shares
             Money Market Fund -- 2.2%
   518,565   Provident California Money Market
              Fund
             (Cost $518,565)                            518,565
---------------------------------------------------------------
             Total Short Term Investments
             (Cost $2,518,565)                        2,518,565
---------------------------------------------------------------

             Total Investments -- 99.0%
             (Cost $22,667,865)                     $23,763,257
---------------------------------------------------------------
Short Municipal Futures
-----------------------

               Expiration      Number      Original   Value at    Unrealized
 Description      Date      of Contracts     Cost     08/31/98   Depreciation
-----------------------------------------------------------------------------
Municipal     September         7          $868,164   $886,375     ($18,211)
Bond          1998
Future
-----------------------------------------------------------------------------

Abbreviation     Definition
+              --All or a portion of this security is pledged.
COP            --Certificate of Participation
Dorm           --Dormitory
FRDN           --Floating Rate Demand Note:The maturity date shown is the next interest reset date; the rate shown is the rate in
                 effect at August 31, 1998.
GO             --General Obligation
IDA            --Industrial Development Authority
IDR            --Industrial Development Revenue
Rev.           --Revenue Bond
Prerefunded    --The maturity date shown is the date of the prerefunded call.

                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1998
--------------------------------------------------------------------------------

                                                                                  California
                                                                   New York      Intermediate
                                                 Tax Free          Tax Free        Tax Free
                                               Income Fund       Income Fund         Fund
                                              ------------      ------------     ------------
ASSETS:
  Investment securities, at value (Note 1)    $78,301,382       $124,106,013     $23,763,257
  Cash ...................................         27,760                  1              --
  Other assets ...........................            889              1,498             288
  Receivables:
   Investment securities sold ............      5,663,792                 --              --
   Interest ..............................      1,015,515          1,715,355         345,098
   Fund shares sold ......................        120,273            226,590              --
                                              -----------       ------------     -----------
     Total Assets ........................     85,129,611        126,049,457      24,108,643
                                              -----------       ------------     -----------
LIABILITIES:
  Payables
   Investment securities purchased .......      8,299,667                 --              --
   Fund shares redeemed ..................        256,544            134,603          20,000
   Dividends .............................         92,661             81,120          37,097
   Variation margin ......................          9,375             15,000           3,281
  Accrued liabilities: (Note 2)
   Investment advisory fees ..............          6,407             20,863              --
   Administration fees ...................          9,611             15,647           2,014
   Shareholder servicing fees ............          8,836             13,198              --
   Distribution fees .....................          9,579              9,234              --
   Custody fees ..........................         13,405             18,631          11,646
   Other .................................         47,791             67,914          38,331
                                              -----------       ------------     -----------
     Total Liabilities ...................      8,753,876            376,210         112,369
                                              -----------       ------------     -----------
NET ASSETS:
  Paid in capital ........................     72,808,318        117,811,817      22,415,863
  Accumulated undistributed net
   investment income .....................        (97,364)           (55,183)        189,080
  Accumulated net realized gain (loss)
   on investment transactions ............       (310,966)         1,064,082         314,150
  Net unrealized appreciation of
   investments and futures ...............      3,975,747          6,852,531       1,077,181
                                              -----------       ------------     -----------
  Net Assets: ............................    $76,375,735       $125,673,247     $23,996,274
                                              ===========       ============     ===========

   Class A Shares ........................    $60,960,718       $110,877,188     $23,996,274
   Class B Shares ........................    $15,415,017       $ 14,796,059     $        --

Shares of beneficial interest
 outstanding ($.001 par value;
 unlimited number of shares
 authorized) .............................
   Class A Shares ........................      4,730,240          9,100,310       2,331,985
   Class B Shares ........................      1,202,548          1,217,227              --

Class A:
  Net asset value and redemption
   price per share (net assets/shares
   outstanding) ..........................    $     12.89       $      12.18     $     10.29
  Maximum offering price per share
   (net asset value per share/95.5%)          $     13.50       $      12.75     $     10.77
Class B:
  Net asset value and maximum
   offering price per share (net
   assets/shares outstanding) ............    $     12.82       $      12.16     $        --
                                              ===========       ============     ===========
  Cost of investments ....................    $74,271,722       $117,167,224     $22,667,865
                                              ===========       ============     ===========

                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the year ended August 31, 1998
--------------------------------------------------------------------------------

                                                                              California
                                                               New York      Intermediate
                                               Tax Free        Tax Free        Tax Free
                                             Income Fund     Income Fund         Fund
                                            -------------   -------------   -------------
INTEREST INCOME: (Note 1C) ..............    $3,952,851      $5,723,338      $1,199,803
                                             ----------      ----------      ----------
EXPENSES: (Note 2)
  Investment advisory fees ..............       225,980         322,126          72,053
  Administration fees ...................       112,990         161,063          36,026
  Shareholder servicing fees ............       188,317         268,439          60,045
  Distribution fees .....................       259,619         338,977          60,044
  Custodian fees ........................        68,310          70,949          43,443
  Printing and postage ..................        22,438          24,986           9,974
  Professional fees .....................        21,411          27,357          23,419
  Registration costs ....................        33,314              --           1,217
  Transfer agent fees ...................       122,622         147,887          36,027
  Trustees fees and expenses ............         3,766           5,369           1,201
  Other .................................           237           8,223           4,428
                                             ----------      ----------      ----------
    Total expenses ......................     1,059,004       1,375,376         347,877
  Less amounts waived (Note 2E) .........       335,939         401,809         203,770
                                             ----------      ----------      ----------
    Net expenses ........................       723,065         973,567         144,107
                                             ----------      ----------      ----------
     Net investment income ..............     3,229,786       4,749,771       1,055,696
                                             ----------      ----------      ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
   Investments ..........................     2,012,394       1,995,448         321,395
   Futures transactions .................      (291,864)       (551,577)         (2,940)
  Change in net unrealized
   appreciation on investments
   and futures ..........................     1,732,323       3,152,350         453,020
                                             ----------      ----------      ----------
  Net realized and unrealized gain
   on investments and futures
   transactions .........................     3,452,853       4,596,221         771,475
                                             ----------      ----------      ----------
  Net increase in net assets from
   operations ...........................    $6,682,639      $9,345,992      $1,827,171
                                             ==========      ==========      ==========

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------

                                                                                Tax Free
                                                                              Income Fund
                                                                    --------------------------------
                                                                          1998            1997
                                                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income ............................................  $  3,229,786    $    3,844,936
 Net realized gain on investments and futures transactions ........     1,720,530         2,059,306
 Change in net unrealized appreciation on investments and
  futures .........................................................     1,732,323         1,329,149
                                                                     ------------    --------------
 Increase in net assets from operations ...........................     6,682,639         7,233,391
                                                                     ------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income: ...........................................
  Class A .........................................................    (2,722,932)       (3,281,406)
  Class B .........................................................      (510,149)         (564,009)
 Net realized gain on investment transactions: ....................
  Class A .........................................................            --                --
  Class B .........................................................            --                --
                                                                     ------------    --------------
   Total dividends and distributions ..............................    (3,233,081)       (3,845,415)
                                                                     ------------    --------------
 Increase (decrease) from capital share transactions (Note 5) .....    (3,412,737)      (11,857,780)
                                                                     ------------    --------------
  Total increase (decrease) .......................................        36,821        (8,469,804)
NET ASSETS:
  Beginning of period .............................................    76,338,914        84,808,718
                                                                     ------------    --------------
  End of period ...................................................  $ 76,375,735    $   76,338,914
                                                                     ============    ==============

                                                                                                       California
                                                                                New York              Intermediate
                                                                                Tax Free                Tax Free
                                                                              Income Fund                 Fund
                                                                    -------------------------------- ---------------
                                                                          1998            1997             1998
                                                                    --------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income ............................................  $  4,749,771    $    4,988,170   $  1,055,696
 Net realized gain on investments and futures transactions ........     1,443,871         1,462,096        318,455
 Change in net unrealized appreciation on investments and
  futures .........................................................     3,152,350         2,526,782        453,020
                                                                     ------------    --------------   ------------
 Increase in net assets from operations ...........................     9,345,992         8,977,048      1,827,171
                                                                     ------------    --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income: ...........................................
  Class A .........................................................    (4,223,224)       (4,449,039)    (1,053,996)
  Class B .........................................................      (513,474)         (507,112)            --
 Net realized gain on investment transactions: ....................
  Class A .........................................................      (847,131)         (190,592)      (237,743)
  Class B .........................................................      (137,119)          (26,031)            --
                                                                     ------------    --------------   ------------
   Total dividends and distributions ..............................    (5,720,948)       (5,172,774)    (1,291,739)
                                                                     ------------    --------------   ------------
 Increase (decrease) from capital share transactions (Note 5) .....    25,339,313       (16,854,581)    (2,064,404)
                                                                     ------------    --------------   ------------
  Total increase (decrease) .......................................    28,964,357       (13,050,307)    (1,528,972)
NET ASSETS:
  Beginning of period .............................................    96,708,890       109,759,197     25,525,246
                                                                     ------------    --------------   ------------
  End of period ...................................................  $125,673,247    $   96,708,890   $ 23,996,274
                                                                     ============    ==============   ============

                                                                      California
                                                                     Intermediate
                                                                       Tax Free
                                                                         Fund
                                                                    ---------------
                                                                          1997
                                                                    ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income ............................................  $  1,225,622
 Net realized gain on investments and futures transactions ........       233,438
 Change in net unrealized appreciation on investments and
  futures .........................................................       451,860
                                                                     ------------
 Increase in net assets from operations ...........................     1,910,920
                                                                     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income: ...........................................
  Class A .........................................................      (990,238)
  Class B .........................................................            --
 Net realized gain on investment transactions: ....................
  Class A .........................................................      (224,564)
  Class B .........................................................            --
                                                                     ------------
   Total dividends and distributions ..............................    (1,214,802)
                                                                     ------------
 Increase (decrease) from capital share transactions (Note 5) .....    (3,468,572)
                                                                     ------------
  Total increase (decrease) .......................................    (2,772,454)
NET ASSETS:
  Beginning of period .............................................    28,297,700
                                                                     ------------
  End of period ...................................................  $ 25,525,246
                                                                     ============

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed it's name to the Chase Vista Funds. Chase Vista Tax Free income Fund ("CVTFI"), Chase Vista New York Tax Free Income Fund ("CVNYTFI"), and Chase Vista California Intermediate Tax Free Fund ("CVCITF") (collectively the "Funds"), are three separate portfolios of the Trust.

The CVTFI and CVNYTFI Funds offer two classes of shares, referred to as Class A Shares and Class B Shares. Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution expenses and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

   D. Futures contracts --When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to (from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. The Funds invest in U.S. Treasury and/or Municipal Bond futures contracts as a hedge to modify the duration of the portfolio holdings, while maintaining a tax exempt income stream.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   As of August 31, 1998, the Funds held futures positions as listed on the respective Portfolio of Investments.

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends are declared daily and distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class, other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor" ) acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

   Chase and certain affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   C. Distribution and Sub-administration fees -- Pursuant to a Distribution and Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee, computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A for all Funds and Class B for CVTFI and CVNYTFI in accordance with Rule 12b-1 under the 1940 Act.

   The Distribution Plans provide that each Fund shall pay distribution fees at annual rates not to exceed 0.25% of each Fund's average daily net assets for Class A Shares and 0.75% for Class B Shares. The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E. below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the year ended August 31, 1998, the Adviser, Administrator, Shareholder Servicing Agents and Distributor voluntarily waived fees for each of the Funds as follows:

                                       CVTFI         CVNYTFI       CVCITF
                                      --------      ---------     ---------
   Investment Advisory ............   $128,813      $ 79,555      $ 69,045
   Administration .................         --            --        18,591
   Shareholder Servicing ..........    106,509       159,478        60,045
   Distribution ...................    100,617       162,776        56,089
                                      --------      --------      --------
                                      $335,939      $401,809      $203,770
                                      ========      ========      ========

   F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- The cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                             CVTFI            CVNYTFI           CVCITF
                         ------------      ------------      -----------
   Purchases .........   $126,874,849      $114,291,085      $10,069,791
   Sales .............    131,995,095        93,903,117       11,662,171

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at August 31, 1998, are as follows:

                                                CVTFI            CVNYTFI           CVCITF
                                             -----------      ------------      -----------
   Aggregate cost ........................   $74,271,722      $117,167,224      $22,667,865
                                             -----------      ------------      -----------
   Gross unrealized appreciation ........ .    4,034,199         6,938,789        1,095,392
   Gross unrealized depreciation .........        (4,540)               --               --
                                             -----------      ------------      -----------
   Net unrealized appreciation/
    (depreciation) .......................    $4,029,659      $  6,938,789      $ 1,095,392
                                             ===========      ============      ===========

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At August 31, 1998, Tax Free Income Fund had a net capital loss carryover of approximately $364,877 which will be available through August 31, 2003 to offset future capital gains to the extent provided by regulations. During the fiscal year ended August 31, 1998, CVTFI utilized capital loss carryovers of approximately $1,667,000, respectively. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                                           Tax Free Income Fund
                                       -------------------------------------------------------------
                                                                Class A
                                       -------------------------------------------------------------
                                                         Year Ended August 31,
                                       -------------------------------------------------------------
                                                 1998                             1997
                                       ----------------------------     ----------------------------
                                          Amount           Shares          Amount           Shares
                                       ------------      ----------     ------------     -----------
Shares sold ........................   $ 38,661,303       3,058,581     $ 31,436,949       2,592,275
Shares issued in reinvestment
  of distributions .................      1,778,424         140,477        2,112,003         173,448
Shares redeemed ....................    (45,006,803)     (3,560,463)     (44,098,460)     (3,624,885)
                                       ------------      ----------     ------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........   $ (4,567,076)       (361,405)    $(10,549,508)       (859,162)
                                       ============      ==========     ============      ==========


                                                             Tax Free Income Fund
                                       ---------------------------------------------------------------
                                                                    Class B
                                       ---------------------------------------------------------------
                                                             Year Ended August 31,
                                       ---------------------------------------------------------------
                                                    1998                              1997
                                       -------------------------------   -----------------------------
                                          Amount             Shares         Amount           Shares
                                       ------------       ------------   ------------      -----------
Shares sold ........................   $3,265,302            259,396     $ 3,749,421           311,222
Shares issued in reinvestment
  of distributions .................      361,911             28,751         402,547            33,284
Shares redeemed ....................   (2,472,874)          (196,924)     (5,460,240)         (452,103)
                                       ----------           --------     -----------          --------
Net increase (decrease) in
  Trust shares outstanding .........   $1,154,339             91,223     $(1,308,272)         (107,597)
                                       ==========           ========     ===========          ========


                                                       New York Tax Free Income Fund
                                      ---------------------------------------------------------------
                                                                  Class A
                                      ---------------------------------------------------------------
                                                           Year Ended August 31,
                                      ---------------------------------------------------------------
                                                   1998                             1997
                                      ------------------------------   ------------------------------
                                          Amount           Shares          Amount           Shares
                                      -------------     ------------   -------------     ------------
Shares sold ........................  $ 45,436,533       3,787,138     $ 17,264,175       1,483,392
Shares issued in reinvestment
  of distributions .................     4,132,506         343,672        3,617,170         310,254
Shares redeemed ....................   (25,061,227)     (2,084,277)     (37,063,699)     (3,179,838)
                                      -------------      ----------     ------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........  $ 24,507,812       2,046,533     $(16,182,354)     (1,386,192)
                                      ============      ==========     ============      ==========

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                         New York Tax Free Income Fund
                                       --------------------------------------------------------------
                                                                    Class B
                                       --------------------------------------------------------------
                                                             Year Ended August 31,
                                       --------------------------------------------------------------
                                                    1998                              1997
                                       -----------------------------     ----------------------------
                                          Amount            Shares          Amount            Shares
                                       -----------       -----------     -----------       ----------
Shares sold ........................   $2,898,301           242,047      $2,559,149           221,319
Shares issued in reinvestment
  of distributions .................      498,497            41,571         407,098            35,058
Shares redeemed ....................   (2,565,297)         (214,046)     (3,638,474)         (313,983)
                                       ----------          --------      ----------          --------
Net increase (decrease) in
  Trust shares outstanding .........   $  831,501            69,572      $ (672,227)          (57,606)
                                       ==========          ========      ==========          ========

                                                     California Intermediate Tax Free Fund
                                       ---------------------------------------------------------------
                                                             Year Ended August 31,
                                       ---------------------------------------------------------------
                                                    1998                              1997
                                       -----------------------------     -----------------------------
                                          Amount           Shares           Amount           Shares
                                       -------------   -------------     -------------    ------------
Shares sold ........................   $ 2,221,587          219,375      $   884,434          88,861
Shares issued in reinvestment
  of distributions .................       563,768           55,491          686,979          68,858
Shares redeemed ....................    (4,849,759)        (478,036)      (5,039,985)       (506,995)
                                       -----------         --------      -----------        --------

Net increase (decrease) in
  Trust shares outstanding .........   $(2,064,404)        (203,170)     $(3,468,572)       (349,276)
                                       ===========         ========      ===========        ========

6. Concentration of Credit Risk -- CVTFI, CVNYTFI and CVCITF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, CVNYTFI and CVCITF primarily investing in issuers in the States of New York and California, respectively. As of August 31, 1998, TFI invested approximately 17.5% of its assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

7. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:

                                   Accrued
                      Pension      Pension
                     Expenses     Liability
                    ----------   ----------
CVTFI ...........     $1,529       $6,324
CVNYTFI .........      2,031        8,325
CVCITF ..........        495        2,066

Chase Vista Funds
Financial Highlights
--------------------------------------------------------------------------------

                                                                                Tax Free Income Fund
                                                                   -----------------------------------------------
                                                                                       Class A
                                                                   -----------------------------------------------
                                                                                Year Ended August 31,
                                                                   -----------------------------------------------
                                                                        1998        1997        1996        1995
                                                                        ----        ----        ----        ----
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $ 12.32     $ 11.84     $ 11.85     $ 11.70
                                                                     -------     -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ..........................................     0.562       0.579       0.580       0.585
  Net Gains or Losses in Securities (both realized and unrealized)     0.572       0.484      (0.007)      0.147
                                                                     -------     -------     -------     -------
  Total from Investment Operations ...............................     1.134       1.063       0.573       0.732
                                                                     -------     -------     -------     -------
 Less Distributions:
  Dividends from Net Investment Income ...........................     0.564       0.583       0.583       0.582
  Distributions from Capital Gains ...............................        --          --          --          --
                                                                     -------     -------     -------     -------
  Total Distributions ............................................     0.564       0.583       0.583       0.582
                                                                     -------     -------     -------     -------
Net Asset Value, End of Period ...................................   $ 12.89     $ 12.32     $ 11.84     $ 11.85
                                                                     =======     =======     =======     =======
Total Return (1) .................................................      9.38%       9.14%       4.88%       6.53%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..........................   $60,961     $62,729     $70,480     $88,783
Ratios to Average Net Assets#:
 Expenses ........................................................      0.80%       0.90%       0.90%       0.85%
 Net Investment Income ...........................................      4.44%       4.78%       4.83%       5.07%
 Expenses Without Waivers and Assumption of Expenses .............      1.31%       1.29%       1.46%       1.47%
 Net Investment Income Without Waivers and Assumption
  of Expenses ....................................................      3.93%       4.39%       4.27%       4.45%
Portfolio turnover rate ..........................................       172%        147%        210%        233%


                                                                   Tax Free Income
                                                                         Fund
                                                                   ----------------
                                                                       Class A
                                                                   ---------------
                                                                       11/1/93
                                                                       Through
                                                                       8/31/94++
                                                                       --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................     $ 12.70
                                                                       -------
 Income from Investment Operations:
  Net Investment Income ..........................................       0.475
  Net Gains or Losses in Securities (both realized and unrealized)      (0.847)
                                                                       --------
  Total from Investment Operations ...............................      (0.372)
                                                                       --------
 Less Distributions:
  Dividends from Net Investment Income ...........................       0.475
  Distributions from Capital Gains ...............................       0.153
                                                                       --------
  Total Distributions ............................................       0.628
                                                                       --------
Net Asset Value, End of Period ...................................     $ 11.70
                                                                       ========
Total Return (1) .................................................       (2.99%)
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..........................     $98,054
Ratios to Average Net Assets#:
 Expenses ........................................................        0.58%
 Net Investment Income ...........................................        4.75%
 Expenses Without Waivers and Assumption of Expenses .............        1.29%
 Net Investment Income Without Waivers and Assumption
  of Expenses ....................................................        4.04%
Portfolio turnover rate ..........................................         258%


                                                                                   Tax Free Income Fund
                                                                     ------------------------------------------------
                                                                                         Class B
                                                                     ------------------------------------------------
                                                                                  Year Ended August 31,
                                                                     ------------------------------------------------
                                                                        1998          1997         1996          1995
                                                                       -----         -----        -----         -----
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $ 12.25       $ 11.76      $ 11.77       $ 11.65
                                                                     -------       -------      -------       -------
 Income from Investment Operations:
  Net Investment Income ..........................................     0.446         0.484        0.486         0.498
  Net Gains or Losses in Securities (both realized and unrealized)     0.573         0.478       (0.006)        0.140
                                                                     -------       -------      -------       -------
  Total from Investment Operations ...............................     1.019         0.962        0.480         0.638
                                                                     -------       -------      -------       -------
 Less Distributions:
  Dividends from Net Investment Income ...........................     0.450         0.472        0.490         0.518
  Distributions from Capital Gains ...............................        --            --           --            --
                                                                     -------       -------      -------       -------
  Total Distributions ............................................     0.450         0.472        0.490         0.518
                                                                     -------       -------      -------       -------
Net Asset Value, End of Period ...................................   $ 12.82       $ 12.25      $ 11.76       $ 11.77
                                                                     =======       =======      =======       =======
Total Return (1) .................................................      8.45%         8.30%        4.10%         5.70%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..........................   $15,415       $13,610      $14,329       $14,265
Ratios to Average Net Assets#:
 Expenses ........................................................      1.64%         1.64%        1.65%         1.61%
 Net Investment Income ...........................................      3.60%         4.04%        4.08%         4.31%
 Expenses Without Waivers and Assumption of Expenses .............      1.81%         1.79%        1.95%         1.97%
 Net Investment Income Without Waivers and Assumption
  of Expenses ....................................................      3.43%         3.89%        3.78%         3.95%
Portfolio turnover rate ..........................................       172%          147%         210%          233%


                                                                   Tax Free Income Fund
                                                                   --------------------
                                                                         Class B
                                                                   -------------------
                                                                       11/14/93*
                                                                        Through
                                                                         8/31/94++
                                                                         --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................       $ 12.51
                                                                         -------
 Income from Investment Operations:
  Net Investment Income ..........................................         0.423
  Net Gains or Losses in Securities (both realized and unrealized)        (0.707)
                                                                         --------
  Total from Investment Operations ...............................        (0.284)
                                                                         --------
 Less Distributions:
  Dividends from Net Investment Income ...........................         0.423
  Distributions from Capital Gains ...............................         0.153
                                                                         --------
  Total Distributions ............................................         0.576
                                                                         --------
Net Asset Value, End of Period ...................................       $ 11.65
                                                                         ========
Total Return (1) .................................................         (2.35%)
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..........................       $11,652
Ratios to Average Net Assets#:
 Expenses ........................................................          1.47%
 Net Investment Income ...........................................          3.95%
 Expenses Without Waivers and Assumption of Expenses .............          1.81%
 Net Investment Income Without Waivers and Assumption
  of Expenses ....................................................          3.61%
Portfolio turnover rate ..........................................           258%

-------
(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 *  Commencement of offering of class of shares.
++  In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                             New York Tax Free Income Fund
                                                                   -------------------------------------------------
                                                                                        Class A
                                                                   -------------------------------------------------
                                                                                 Year Ended August 31,
                                                                   -------------------------------------------------
                                                                         1998        1997        1996         1995
                                                                         ----        ----        ----         ----
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $  11.80     $ 11.39     $ 11.47      $ 11.30
                                                                     --------     -------    --------     --------
 Income from Investment Operations:
  Net Investment Income ..........................................      0.544       0.555       0.555        0.570
  Net Gains or Losses on Securities (both realized and unrealized)      0.497       0.432      (0.077)       0.167
                                                                     --------     -------    --------     --------
  Total from Investment Operations ...............................      1.041       0.987       0.478        0.737
                                                                     --------     -------    --------     --------
 Less Distributions:
  Dividends from Net Investment Income ...........................      0.544       0.554       0.558        0.567
  Distributions from Capital Gains ...............................      0.117       0.023          --           --
                                                                     --------     -------    --------     --------
  Total Distributions ............................................      0.661       0.577       0.558        0.567
                                                                     --------     -------    --------     --------
Net Asset Value, End of Period ...................................   $  12.18     $ 11.80     $ 11.39      $ 11.47
                                                                     ========     =======    ========     ========
Total Return (1) .................................................       9.03%       8.85%       4.20%        6.82%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..........................   $110,877     $83,208     $96,102     $104,168
Ratios to Average Net Assets#:
 Expenses ........................................................       0.79%       0.90%       0.90%        0.85%
 Net Investment Income ...........................................       4.52%       4.77%       4.76%        5.11%
 Expenses Without Waivers and Assumption of Expenses .............       1.21%       1.18%       1.27%        1.37%
 Net Investment Income Without Waivers and Assumption
  of Expenses ....................................................       4.10%       4.49%       4.39%        4.59%
Portfolio turnover rate ..........................................         91%        107%        156%         122%


                                                                   New York Tax Free
                                                                      Income Fund
                                                                   ----------------
                                                                       Class A
                                                                   ---------------
                                                                        11/1/93
                                                                        Through
                                                                        8/31/94++
                                                                        -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................      $  12.27
                                                                        --------
 Income from Investment Operations:
  Net Investment Income ..........................................         0.473
  Net Gains or Losses on Securities (both realized and unrealized)        (0.688)
                                                                        --------
  Total from Investment Operations ...............................        (0.215)
                                                                        --------
 Less Distributions:
  Dividends from Net Investment Income ...........................         0.472
  Distributions from Capital Gains ...............................         0.283
                                                                        --------
  Total Distributions ............................................         0.755
                                                                        --------
Net Asset Value, End of Period ...................................      $  11.30
                                                                        ========
Total Return (1) .................................................         (1.81%)
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..........................      $103,113
Ratios to Average Net Assets#:
 Expenses ........................................................          0.76%
 Net Investment Income ...........................................          4.89%
 Expenses Without Waivers and Assumption of Expenses .............          1.25%
 Net Investment Income Without Waivers and Assumption
  of Expenses ....................................................          4.40%
Portfolio turnover rate ..........................................           162%


                                                                              New York Tax Free Income Fund
                                                                   ----------------------------------------------------
                                                                                         Class B
                                                                   ---------------------------------------------------
                                                                                  Year Ended August 31,
                                                                   ---------------------------------------------------
                                                                         1998         1997         1996         1995
                                                                        -----        -----        -----        -----
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $  11.76     $  11.33    $   11.41      $ 11.27
                                                                     --------     --------    ---------     --------
 Income from Investment Operations:
  Net Investment Income ..........................................      0.443        0.465        0.469        0.485
  Net Gains or Losses on Securities (both realized and unrealized)      0.510        0.430       (0.086)       0.162
                                                                     --------     --------    ---------     --------
  Total from Investment Operations ...............................      0.953        0.895        0.383        0.647
                                                                     --------     --------    ---------     --------
 Less Distributions:
  Dividends from Net Investment Income ...........................      0.436        0.442        0.463        0.507
  Distributions from Capital Gains ...............................      0.117        0.023           --           --
                                                                     --------     --------    ---------     --------
  Total Distributions ............................................      0.553        0.465        0.463        0.507
                                                                     --------     --------    ---------     --------
Net Asset Value, End of Period ...................................   $  12.16     $  11.76    $   11.33      $ 11.41
                                                                     ========     ========    =========     ========
Total Return (1) .................................................       8.27%        8.03%        3.46%        5.99%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..........................   $ 14,796     $ 13,501    $  13,667     $ 10,633
Ratios to Average Net Assets#:
 Expenses ........................................................       1.64%        1.64%        1.65%        1.61%
 Net Investment Income ...........................................       3.68%        4.03%        4.01%        4.35%
 Expenses Without Waivers and Assumption of Expenses .............       1.71%        1.68%        1.76%        1.87%
 Net Investment Income Without Waivers and Assumption
  of Expenses ....................................................       3.61%        3.99%        3.90%        4.09%
Portfolio turnover rate ..........................................         91%         107%         156%         122%


                                                                    New York Tax Free
                                                                       Income Fund
                                                                   -------------------
                                                                         Class B
                                                                   -------------------
                                                                       11/14/93*
                                                                        Through
                                                                          8/31/94++
                                                                         --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................        $12.11
                                                                          ------
 Income from Investment Operations:
  Net Investment Income ..........................................         0.419
  Net Gains or Losses on Securities (both realized and unrealized)        (0.543)
                                                                          -------
  Total from Investment Operations ...............................        (0.124)
                                                                          -------
 Less Distributions:
  Dividends from Net Investment Income ...........................         0.433
  Distributions from Capital Gains ...............................         0.283
                                                                          -------
  Total Distributions ............................................         0.716
                                                                          -------
Net Asset Value, End of Period ...................................        $11.27
                                                                          =======
Total Return (1) .................................................         (1.11%)
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..........................        $7,234
Ratios to Average Net Assets#:
 Expenses ........................................................          1.51%
 Net Investment Income ...........................................          4.28%
 Expenses Without Waivers and Assumption of Expenses .............          1.76%
 Net Investment Income Without Waivers and Assumption
  of Expenses ....................................................          4.03%
Portfolio turnover rate ..........................................           162%

-------
(1) Total return figures do not include the effect of any sales load.
  # Short periods have been annualized.
  * Commencement of offering of class of shares.
 ++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                California Intermediate Tax Free Fund
                                                                           -----------------------------------------------
                                                                                        Year Ended August 31,
                                                                           -----------------------------------------------
                                                                               1998        1997        1996        1995
                                                                           ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....................................   $ 10.07     $  9.81     $  9.89     $  9.69
                                                                             -------     -------     ------      -------
 Income from Investment Operations:
  Net Investment Income ..................................................     0.447       0.461       0.473       0.505
  Net Gains or Losses on Securities (both realized and unrealized) .......     0.319       0.256       0.013       0.200
                                                                             -------     -------     -------     -------
  Total from Investment Operations .......................................     0.766       0.717       0.486       0.705
                                                                             -------     -------     -------     -------
 Less Distributions:
  Dividends from Net Investment Income ...................................     0.446       0.324       0.476       0.505
  Distributions from Capital Gains .......................................     0.100       0.134       0.090          --
                                                                             -------     -------     -------     -------
  Total Distributions ....................................................     0.546       0.458       0.566       0.505
                                                                             -------     -------     -------     -------
Net Asset Value, End of Period ...........................................   $ 10.29     $ 10.07     $  9.81      $ 9.89
                                                                             =======     =======     =======     =======
Total Return (1) .........................................................      7.81%       7.46%       5.00%       7.55%
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..................................   $23,996     $25,525     $28,298     $32,746
Ratios to Average Net Assets#:
 Expenses ................................................................      0.60%       0.60%       0.60%       0.52%
 Net Investment Income ...................................................      4.38%       4.65%       4.77%       5.24%
 Expenses Without Waivers and Assumption of Expenses .....................      1.44%       1.33%       1.47%       1.40%
 Net Investment Income Without Waivers and Assumption of Expenses ........      3.54%       3.92%       3.90%       4.36%
Portfolio turnover rate ..................................................        44%         66%        188%         94%


                                                                            California
                                                                            Intermediate
                                                                           Tax Free Fund
                                                                           -------------
                                                                              11/1/94
                                                                              Through
                                                                             8/31/94++
                                                                           ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....................................   $ 10.30
                                                                            --------
 Income from Investment Operations:
  Net Investment Income ..................................................     0.320
  Net Gains or Losses on Securities (both realized and unrealized) .......    (0.408)
                                                                            --------
  Total from Investment Operations .......................................    (0.088)
                                                                            --------
 Less Distributions:
  Dividends from Net Investment Income ...................................     0.404
  Distributions from Capital Gains .......................................     0.118
                                                                            --------
  Total Distributions ....................................................     0.522
                                                                            --------
Net Asset Value, End of Period ...........................................   $  9.69
                                                                            ========
Total Return (1) .........................................................     (0.86%)
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ..................................  $ 36,264
Ratios to Average Net Assets#:
 Expenses ................................................................      0.52%
 Net Investment Income ...................................................      4.88%
 Expenses Without Waivers and Assumption of Expenses .....................      1.37%
 Net Investment Income Without Waivers and Assumption of Expenses ........      4.03%
Portfolio turnover rate ..................................................        93%

-------
(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 *  Commencement of operations.
++  In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Trust


In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista Tax Free Income Fund, Chase Vista New York Tax Free Income Fund and Chase Vista California Intermediate Tax Free Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 9, 1998

                                    Unaudited

Chase Vista Tax Free Income Fund (CVTFI)
Chase Vista New York Tax Free Income Fund (CVNYTFI)
Chase Vista California Intermediate Tax Free Fund (CVCITF)
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1998. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1998. The information necessary to complete your income tax returns for the calendar year ending December 31, 1998 will be received under separate cover.

   FOR THE FISCAL YEAR ENDED AUGUST 31, 1998

           o The dividends paid from net investment income are 100.00% exempt from Federal income tax for CVTFI, CVNYTFI and CVCITF, respectively.

           o For shareholders who are subject to the Alternative Minimum Tax, the income from private activities bonds issued after August 7, 1986, which may be considered a tax preference item, was 4.39%, 10.36% and 2.21% for CVTFI, CVNYTFI and CVCITF, respectively.

          o Long-term capital gains distributions were $0.044 and $0.049 per share for the CVNYTFI and CVCITF, respectively.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


October 1998                        (unaudited)                      CVIS-2-1098